Acquisitions of subsidiaries (Tables)	9 Months Ended
Dec. 31, 2025
Acquisitions of subsidiaries [Abstract]
Disclosure of recognized assets, liabilities, and goodwill in acquisition	Reporting Entity
Coincheck Group N.V. (“Coincheck Parent”) is a Dutch public limited liability company (naamloze vennootschap). The condensed consolidated interim financial statements consist of Coincheck Parent and its subsidiaries (together referred to as the “Company”). The Company primarily engages in providing end-to-end crypto asset exchange services by offering its customers multi-cryptocurrency marketplace and exchange platforms (the “Marketplace platform” and the “Exchange platform,” respectively) with a deep pool of liquidity for trading crypto assets through its user-friendly applications.
Coincheck Parent became publicly traded on Nasdaq on December 11, 2024 as a result of the business combination among Thunder Bridge Capital Partners IV, Inc., a Delaware corporation (“Thunder Bridge”), Coincheck Parent, M1 Co G.K. (“M1 GK”), a Japanese limited liability company (godo kaisha) and a wholly owned subsidiary of Coincheck Parent, Coincheck Merger Sub, Inc. (“Merger Sub”), a Delaware corporation and a wholly-owned subsidiary of Coincheck Parent, and Coincheck, Inc., a Japanese joint stock company (kabushiki kaisha) (“Coincheck”) (the “Business Combination”) pursuant to the Business Combination Agreement, dated as of March 22, 2022, as amended from time to time, by and among such parties (the “Business Combination Agreement”) in the following steps:
•On December 10, 2024, Coincheck and Coincheck Parent caused M1 GK to implement a share exchange (kabushiki koukan) under and in accordance with the applicable provisions of the Companies Act of Japan, pursuant to which the Ordinary Shares of Coincheck were exchanged for Ordinary Shares of Coincheck Parent (“Ordinary Shares”) (the “Share Exchange”).
•The effect of the Share Exchange was that, amongst others, Coincheck shareholders became holders of the Ordinary Shares, and Coincheck became a direct, wholly owned subsidiary of M1 GK and an indirect wholly-owned subsidiary of Coincheck Parent.
•Following the Share Exchange, Merger Sub was merged with and into Thunder Bridge (the “Merger”), following which the separate corporate existence of Merger Sub ceased and Thunder Bridge continued as the surviving corporation and became a wholly-owned subsidiary of Coincheck Parent.
•As a result of the Merger: (a) each Thunder Bridge common share issued and outstanding immediately prior to the Merger was exchanged for the right to receive one Ordinary Share; and (b) each Thunder Bridge warrant that was outstanding immediately prior to the Merger (a “Thunder Bridge Warrant”) was automatically and irrevocably modified, pursuant to and in accordance with the Warrant Agreement, dated June 29, 2021, by and among Thunder Bridge and Continental Stock Transfer & Trust Company, as amended by the Warrant Assumption and Amendment Agreement, dated as of December 10, 2024, by and among Thunder Bridge, Coincheck Parent and Continental Stock Transfer & Trust Company (the “Warrant Agreement”), to provide that, in lieu of the amount of Thunder Bridge common shares that a holder of a Thunder Bridge Warrant would have been entitled to acquire if the Thunder Bridge Warrant was exercised prior to the Merger, the holder thereof was now entitled to acquire the same amount of Ordinary Shares.
As a result of the Business Combination, Thunder Bridge, M1 GK and Coincheck became wholly-owned subsidiaries of Coincheck Parent (in June 2025, M1 GK was merged into Coincheck, resulting in Coincheck becoming a direct wholly owned subsidiary of Coincheck Parent). On December 11, 2024, Ordinary Shares and public warrants of Coincheck Parent commenced trading on the Nasdaq Stock Market, (“Nasdaq”) under the symbols “CNCK” and “CNCKW,” respectively.
The transaction has been accounted for with Thunder Bridge being identified as the “acquired” entity for financial reporting purposes, accordingly, accounted for as the equivalent of Coincheck issuing shares for the net assets of Thunder Bridge, accompanied by a recapitalization. Therefore, these condensed consolidated interim financial statements have been presented as a continuation of Coincheck.
On January 31, 2025, Thunder Bridge changed its name to CCG Administrative Services, Inc. (“CCG AS”).
Next Finance Tech Co., Ltd and its subsidiaries were acquired by Coincheck Parent in March 2025. The initial accounting for a business combination was provisional and has been finalized for the quarter ended September 30, 2025. The accounting has been applied retroactively as of March 31, 2025. Intangible assets excluding goodwill increased by ¥250 million, deferred tax liabilities increased by ¥79 million and deferred tax assets decreased by ¥49 million based on information that became available after the acquisition date. As a result, the amount of goodwill included in the intangible assets decreased by ¥122 million. No material changes were made to previously reported net income or earning per share.
On October 14, 2025 (the “Closing Date”), Coincheck Parent acquired all of the issued and outstanding shares of Aplo SAS (“Aplo”) pursuant to a Share Contribution and Transfer Agreement dated August 27, 2025 (the “SCTA”). Aplo is a digital asset prime brokerage that serves institutional crypto investors, and is headquartered in Paris, France. Pursuant to the terms of the SCTA, on the Closing Date, the shareholders of Aplo delivered to Coincheck Parent 100% of the issued and outstanding shares of Aplo, making Coincheck Parent the sole shareholder of Aplo, in exchange for 5,007,500 newly issued Ordinary Shares of Coincheck Parent (the “Share Consideration”). Pursuant to the SCTA, the number of Ordinary Shares constituting the Share Consideration was calculated by dividing (a) $24 million by (b) the average per-share closing price of the Ordinary Shares on Nasdaq over the 20 consecutive trading days that ended with the second trading day prior to the Closing Date. To complete its acquisition of 100% share ownership of Aplo, Coincheck Parent also paid approximately €148 thousand (the “Cash Consideration”) to certain warrant holders of Aplo who, as part of closing, exercised their warrants in exchange for Aplo shares and transferred those Aplo shares to Coincheck Parent in exchange for the Cash Consideration.
The following table displays the acquisition date fair value of each major class of consideration transferred.

(In millions)
Cash consideration for warrant holders	¥26
Ordinary shares of Coincheck Parent (5,007,500 shares)	¥3,405
Total fair value of consideration	¥3,431
The following table displays the recognized amounts of assets acquired and liabilities assumed as of the date of acquisition.

(In millions)
Fair value recognized
Cash and cash equivalents	¥278
Crypto assets held (current)	199
Customer accounts receivable	19
Other financial assets	150
Other current assets	11
Property and equipment	2
Other financial assets (non-current)	17
Identifiable intangible assets	2,092
Deferred tax liabilities	(523)
Other financial liabilities	(128)
Other current liabilities	(8)
Other financial liabilities (non-current)	(244)
Total identifiable net assets acquired	¥1,865
Goodwill arising from the acquisition has been recognized as follows.

(In millions)
Fair value recognized
Total identifiable net assets acquired	¥1,865
Goodwill arising on acquisition	1,566
Fair value of consideration	¥3,431